Warrant Liabilities - Schedule of redeemable convertible preferred stock warrant liabilities (Details) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Shares Underlying Warrants	25,376	1,969
PIPE Warrants [Member]
Shares Underlying Warrants	17,769
Exercise Price Per Share	$ 12
Expiration Date	Sep. 24, 2031
NRA Warrants [Member]
Shares Underlying Warrants	7,607
Exercise Price Per Share	$ 12
Expiration Date	Sep. 24, 2031